Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	May 13, 2025	Dec. 31, 2024	Apr. 16, 2024	Mar. 01, 2024	Dec. 31, 2023	Oct. 31, 2023	May 31, 2023
Preference shares, par value	$ 0.0001		$ 0.0001
Preference shares, shares authorized	10,000,000		10,000,000
Preference shares, shares outstanding	0		0
Common shares, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	490,000,000		490,000,000
Common stock, shares outstanding	49,525,970	2,929,000	27,601,767
Preference shares, shares issued	0		0
Common stock, shares issued	49,525,970		27,601,767
Aspire Biopharma Inc [Member]
Common shares, par value			$ 0.00005			$ 0.00005
Common stock, shares authorized			750,000,000			750,000,000		750,000,000
Common stock, shares outstanding			440,000,000			440,000,000
Aspire Biopharma Inc [Member] | Series A Preferred Stock [Member]
Preference shares, par value			$ 0.0001			$ 0.0001	$ 0.0001
Preference shares, shares authorized			25,000,000			25,000,000	25,000,000
Preference shares, shares outstanding			322,059			0
Preference shares, shares issued				35,702	286,357